Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
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Summary of Composition of Income Tax Expense

	2021		2022		2023
Income Tax attributable to a continuing operation
In Mexico:
Current year income tax	Ps.	24,355,240	Ps.	29,865,043	Ps.	32,327,958
Deferred income tax		(5,079,397)		3,454,279		(6,706,412)
Foreign:
Current year income tax		23,397,577		17,634,494		16,026,324
Deferred income tax		(9,955,943)		(4,909,727)		(7,103,867)

Total income tax	Ps.	32,717,477	Ps.	46,044,089	Ps.	34,544,003

Income Tax attributable to a discontinued operation
Income tax discontinued operations in Mexico		26,294,422		—		—
Income tax discontinued operations abroad (1)		7,144,249		1,805,500		—

(1)	Includes effects related to the sale of Panama and the ClaroVTR joint venture. See Note 2Ac.

Summary of Deferred Tax Expense (Benefit) Related to Items Recognized in OCI
Deferred tax benefit (expense) related t
o items r
ecognized in OCI during the year:

	For the years ended December 31,
	2021		2022		2023
Remeasurement of defined benefit plans	Ps.	(4,760,089)	Ps.	2,651,922	Ps.	(975,061)
Equity investments at fair value		583,892		8,364,109		2,836,366
Other		—		(30,336)		—

Deferred tax benefit recognized in OCI	Ps.	(4,176,197)		Ps10,985,695	Ps.	1,861,305

Summary of Reconciliation of Statutory Income Tax Rate in Mexico to Consolidated Effective Income Tax Rate Recognized
A reconciliation of the statutory income tax rate in Mexico to the consolidated effective income tax rate recognized by the Company is as follows:

	Year ended December 31,
	2021		2022	2023
Statutory income tax rate in Mexico	30.0%		30.0%	30.0%
Impact of non-deductible and non-taxable items:
Tax inflation effects	7.8%		7.2%	2.1%
Derivatives	(0.9%)		(0.2)%	0.3%
Employee benefits	2.6%		2.0%	1.5%
Other	(2.9%)		2.2%	4.8%

Effective tax rate on Mexican operations	36.6%		41.2%	38.7%
Tax recoveries and NOL’s in Brazil	(10.6%)		(2.2)%	(3.5)%
Dividends received from associates equity	(0.7)%		(0.1)%	—
Foreign subsidiarie s and other non-deductible items, net	8.7	% (1)	(2.6)%	(2.2)%
Tax rates differences	(2.8)%		(2.0)%	(3.1)%

Effective tax rate from continuing operations	31.2%		34.3%	29.9%

Effective tax rate from discontinued operations	(16.4)%		(21.2)%	—

(1)	Includes discontinued operations effects of TracFone and Claro Chile

Summary of Analysis of Temporary Differences Giving Rise to Net Deferred Tax Liability
The breakdown of net deferred tax assets is as follows:

	Consolidated statements of financial position				Consolidated statements of net income
	2022		2023		2021		2022		2023
Provisions	Ps.	18,813,454	Ps.	29,562,781	Ps.	1,812,523	Ps.	1,759,784	Ps.	15,065,996
Deferred revenues		8,153,287		8,691,188		2,202,413		(688,767)		1,767
Tax losses carry forward		33,314,653		36,970,123		5,571,115		1,202,546		8,575,209
Property, plant and equipment (1)		(18,840,025)		(8,699,418)		8,016,244		1,696,734		2,157,776
Inventories		405,489		1,054,611		852,888		253,932		669,382
Licenses and rights of use (1)		(2,630,583)		(2,621,672)		480,502		229,244		141,060
Employee benefits		36,662,123		34,663,794		(354,802)		(6,148,504)		(3,224,333)
Other		22,537,353		16,993,113		(3,545,542)		3,150,479		(9,576,577)

Net deferred tax assets	Ps.	98,415,751	Ps.	116,614,520

Deferred tax benefit in net profit for the year					Ps.	15,035,341	Ps.	1,455,448	Ps.	13,810,280
Deferred tax from discontinued operations						4,731,603		1,808,298		—

(1)	As of December 31, 2022 and 2023, the balance included the effects of hyperinflation and revaluation of telecommunications towers.

Summary of Reconciliation of Deferred Tax Assets and Liabilities, Net
Reconciliation of deferred tax assets and liabilities, net:

	2022		2023
Opening balance as of January 1,	Ps.	77,822,839	Ps.	98,415,751
Deferred tax benefit		1,455,448		13,810,280
Translation effect		(1,644,500)		3,202,557
Deferred tax benefit recognized in OCI		10,985,695		1,861,305
Deferred taxes acquired in business combinations		(11,571)		(529,191)
Hyperinflationary effect in Argentina		(942,751)		(146,182)
Disposals (Note 2Ac)		(3,856,459)		—
Spin-off		14,607,050		—
Related discontinued operation		—		—

Closing balance as of December 31,	Ps.	98,415,751	Ps.	116,614,520

Presented in the consolidated statements of financial position as follows:
Deferred income tax assets	Ps.	128,717,811	Ps.	137,883,622
Deferred income tax liabilities		(30,302,060)		(21,269,102)

	Ps.	98,415,751	Ps.	116,614,520

Available Tax Loss Carryforwards Recorded in Deferred Tax Assets
a) At December 31, 2023, the available tax loss carryforwards recorded in deferred tax assets are as follows on a country by country basis:

Country	Gross balance of available tax loss carryforwards at December 31, 2023		Tax-effected loss carryforward benefit
Brazil	Ps.	74,392,065	Ps.	25,293,302
Mexico		25,515,213		7,654,564
Argentina		10,750,889		3,762,811
Others		864,821		259,446

Total	Ps.	111,522,988	Ps.	36,970,123